Schedule of Investments
August 31, 2025 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Common Stocks - 94.73%

Air Transportation, Scheduled - 2.01%
United Airlines Holdings, Inc. (2)				6,200	651,000

Communications Equipment, NEC - 3.79%
Extreme Networks, Inc. (2)				6,000	128,280
F5 Networks, Inc. (2)				1,200	375,768
Lumentum Holdings, Inc. (2)				5,500	730,455

					1,234,503

Computer Storage Devices - 1.90%
Pure Storage, Inc. (2)				8,000	620,880

Construction - Special Trade Contractors - 3.01%
Argan, Inc.				4,306	982,715

Drawing And Insulating Nonferrous Wire - 1.23%
Corning, Inc.				6,000	402,180

Electronic Computers - 0.52%
Dell Technologies, Inc.				1,400	171,010

Electrical Industrial Apparatus - 2.35%
Bloom Energy Corp. (2)				14,500	767,630

Electronic & Other Electrical Equipment - 1.88%
GE Vernova, Inc.				1,000	612,970

Engines & Turbines - 2.31%
BWX Technologies, Inc.				2,600	421,304
Power Solutions International, Inc. (2)				4,000	331,560

					752,864

Finance Services - 8.71%
Bitmine Immersion Technologies, Inc.				17,000	741,540
Coinbase Global, Inc. Class A (2)				1,300	395,902
SoFi Technologies, Inc. (2)				47,500	1,213,150
Upstart Holdings, Inc. (2)				6,700	490,976

					2,841,568

Guided Missiles & Space Vehicles & Parts - 1.71%
Rocket Lab USA, Inc. (2)				11,500	558,900

Motors & Generators - 1.10%
American Superconductor Corp. (2)				7,200	359,280

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 2.06%
Axon Enterprise, Inc. (2)				900	672,561

Personal Credit Institutions - 1.84%
Affirm Holdings, Inc. (2)				6,800	601,528

Printed Circuit Boards - 3.24%
Celestica, Inc. (2)				5,436	1,058,661

Retail-Auto Dealers & Gasoline Stations - 1.14%
Carvana Co. Class A (2)				1,000	371,920

Security Brokers, Dealers & Flotation Companies - 7.23%
The Goldman Sachs Group, Inc.				1,100	819,775
Robinhood Markets, Inc. (2)				14,800	1,539,644

					2,359,419

Semiconductors & Related Devices - 20.60%
Advanced Micro Devices, Inc. (2)				2,500	406,575
Ambarella, Inc. (2)				5,100	420,648
Astera Labs, Inc. (2)				7,690	1,401,118
Broadcom, Inc.				1,600	475,824
Credo Technology Group Holding Ltd. (2)				3,700	455,304
Maxlinear, Inc (2)				22,700	356,844
NVIDIA Corp.				18,400	3,204,912

					6,721,225

Services-Amusement & Recreation Services - 0.27%
Venu Holding Corp. (2)				7,034	89,332

Services-Business Services - 0.15%
DoorDash, Inc. (2)				200	49,050

Services-Computer Integrated Systems Design - 1.18%
IonQ, Inc. (2)				9,000	384,660

Services-Computer Programming, Data Processing, Etc. - 6.41%
AppLovin Corp. (2)				2,550	1,220,405
Meta Platforms, Inc.				900	664,830
Nebius Group NV (2)				3,000	204,960

					2,090,195

Services-Prepackaged Software - 19.13%
Cloudflare, Inc. Class A (2)				4,000	834,840
Datadog, Inc. Class A (2)				5,000	683,400
Oracle Corp.				1,400	316,582
Palantir Technologies, Inc. (2)				12,600	1,974,546
Rubrik, Inc. (2)				2,100	187,740
Snowflake, Inc. Class A (2)				8,140	1,942,692
MicroStrategy, Inc. (2)				900	300,969

					6,240,769

Wholesale-Lumber & Other Construction Materials - 0.96%
QXO, Inc. (2)				15,500	312,015

Total Common Stock				(Cost $ 21,530,952)	30,906,835

Exchange Traded Funds - 3.72%

Invesco Galaxy Bitcoin ETF				2,600	280,644
iShares Ethereum Trust ETF				28,400	932,088

Total Exchange Traded Funds				(Cost $ 1,110,347)	1,212,732

Money Market Registered Investment Companies - 1.12%

Federated Government Obligations Fund Institutional Shares 4.16% (3)				364,591	364,591

Total Money Market Registered Investment Companies				(Cost $ 364,591)	364,591

Total Investments - 99.57%				(Cost $ 23,585,727)	32,484,158

Other Assets Less Liabilities - 0.43%					143,775

Total Net Assets - 100.00%					32,627,933

Futures Contracts

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
E mini Russell 2000 Index	1	9/19/2025	436,087	469,235	33,148

				(Cost $ 343,962)	33,148

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$32,484,158	$-
Level 2 - Other Significant Observable Inputs				-	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$32,484,158	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2025.